Long-Term Debt Long-Term Debt Narrative (Details) $ / shares in Units, € in Millions, shares in Millions, kr in Millions			3 Months Ended			9 Months Ended
	Oct. 28, 2021 NOK (kr)	Jan. 31, 2018 USD ($)	Sep. 30, 2021 USD ($) term_loan vessel SecurityLoan shares subsidiary	Mar. 31, 2021	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) term_loan vessel SecurityLoan shares subsidiary	Sep. 30, 2020 USD ($)	Sep. 30, 2021 NOK (kr) term_loan vessel SecurityLoan shares subsidiary	Sep. 30, 2021 EUR (€) term_loan vessel SecurityLoan shares subsidiary	Jan. 01, 2021 USD ($)	Dec. 31, 2020 USD ($) vessel	Dec. 31, 2020 NOK (kr) vessel	Dec. 31, 2020 EUR (€) vessel	May 31, 2019 USD ($)	Jan. 26, 2018 USD ($) $ / shares
Debt Instrument [Line Items]
Long-term debt, gross			$ 2,132,265,000			$ 2,132,265,000					$ 2,087,083,000
Long-term Debt			2,113,179,000			2,113,179,000					$ 2,055,107,000
Foreign exchange gain (loss) (notes 9 and 10)			$ 534,000		$ (5,943,000)	$ 2,844,000	$ (8,219,000)
Long-term Debt, Weighted Average Interest Rate, at Point in Time			3.90%			3.90%		3.90%	3.90%		3.80%	3.80%	3.80%
Long-term Debt, Maturities, Repayments of Principal, Remainder of Fiscal Year			$ 171,900,000			$ 171,900,000
Long-term Debt, Maturities, Repayments of Principal in Year Two			452,900,000			452,900,000
Long-term Debt, Maturities, Repayments of Principal in Year Three			325,600,000			325,600,000
Long-term Debt, Maturities, Repayments of Principal in Year Four			$ 185,500,000			$ 185,500,000
Number Of Loan Agreements | SecurityLoan			7			7		7	7
Interest Expense			$ 47,268,000		$ 53,175,000	$ 144,901,000	$ 174,940,000
Long-Term Debt, Maturity, Year One			526,500,000			526,500,000
Long-Term Debt, Maturity, after Year Four			$ 469,800,000			$ 469,800,000
Minimum [Member]
Debt Instrument [Line Items]
Undrawn Revolving Credit Facilities Time To Maturity						6 months
2020 Debt Facility Maturing in December 2024 [Member]
Debt Instrument [Line Items]
Debt Covenant Minimum Free Liquidity And Undrawn Revolving Credit Line As Percentage Of Debt			5.00%			5.00%		5.00%	5.00%
Secured Debt [Member]
Debt Instrument [Line Items]
Number Of Debt Instruments | term_loan						7
Long-term debt, gross			$ 868,500,000			$ 868,500,000					$ 938,300,000
Number Of Debt Instruments With Balloon Or Bullet Payments | term_loan			6			6		6	6
Number Of Vessels Held As Collateral | vessel			20			20		20	20		20	20	20
Secured Debt [Member] | Remaining Term Loans [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			4.11%			4.11%		4.11%	4.11%
Secured Debt [Member] | Remaining Term Loans [Member] | Maximum
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			4.41%			4.41%		4.41%	4.41%
Secured Debt [Member] | Remaining Term Loans [Member] | Three Month London Interbank Offered Rate [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate						1.85%
Secured Debt [Member] | Remaining Term Loans [Member] | Three Month London Interbank Offered Rate [Member] | Maximum
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate						3.25%
Convertible Debt [Member]
Debt Instrument [Line Items]
Long-term debt, gross			$ 112,184,000			$ 112,184,000					$ 112,184,000
Convertible Senior Notes due 2023 [Member]
Debt Instrument [Line Items]
Long-term debt, percentage bearing fixed interest, percentage rate			5.00%			5.00%		5.00%	5.00%		5.00%	5.00%	5.00%
Senior Notes [Member]
Debt Instrument [Line Items]
Long-term debt, percentage bearing fixed interest, percentage rate			9.25%			9.25%		9.25%	9.25%		9.25%	9.25%	9.25%	9.25%
Debt instrument, principal amount														$ 250,000,000
Long-term debt, gross			$ 243,395,000			$ 243,395,000					$ 243,395,000
Debt Instrument, Repurchased Face Amount											6,600,000
Debt Instrument, Repurchase Amount											6,200,000
Senior Notes [Member] | Debt Instrument, Redemption, Period One [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage						104.625%
Senior Notes [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage						102.313%
Senior Notes [Member] | Debt Instrument, Redemption, Period Three [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage						100.00%
Revolving Credit Facilities due through 2024
Debt Instrument [Line Items]
Number Of Credit Facilities | term_loan			4			4		4	4
Credit facility, maximum borrowing capacity			$ 871,600,000			$ 871,600,000
Line of Credit Facility, Remaining Borrowing Capacity			440,400,000			440,400,000
Line Of Credit Reduction Of Available Borrowing Capacity Remainder Of Fiscal Year			44,200,000			44,200,000
Line Of Credit Reduction Of Available Borrowing Capacity In Year Two			65,300,000			65,300,000
Line Of Credit Reduction Of Available Borrowing Capacity In Year Three			$ 201,300,000			$ 201,300,000
Debt Instrument, Collateral, Number of Vessels | vessel			32			32		32	32
Long-term debt, gross			$ 431,167,000			$ 431,167,000					285,000,000
Number of unguaranteed debt | vessel			1			1		1	1
Line Of Credit Reduction Of Available Borrowing Capacity in Year One			$ 560,800,000			$ 560,800,000
Revolving Credit Facilities due through 2024 | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate				1.40%		1.40%
Revolving Credit Facilities due through 2024 | Maximum
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate				4.25%		4.25%
Revolving Credit Facilities due through 2024 | Secured Debt [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity			150,000,000			$ 150,000,000
Teekay LNG
Debt Instrument [Line Items]
Minimum Level Of Free Cash Maintained Per Loan Agreements			35,000,000			35,000,000
Teekay LNG | Norwegian Kroner Denominated Bonds Due Through October Two Thousand Twenty One [Member] [Member] | Nibor Loan [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount | kr								kr 3,100.0				kr 3,100.0
Senior Notes			$ 348,600,000			$ 348,600,000					$ 355,500,000
Teekay LNG | Norwegian Kroner Denominated Bonds Due Through October Two Thousand Twenty One [Member] [Member] | Nibor Loan [Member] | Subsequent Event
Debt Instrument [Line Items]
Repayments of Unsecured Debt | kr	kr 1,200.0
Teekay LNG | Norwegian Kroner Denominated Bonds Due Through October Two Thousand Twenty One [Member] [Member] | Nibor Loan [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate				4.60%		4.60%
Derivative, Fixed Interest Rate			5.74%			5.74%		5.74%	5.74%		5.74%	5.74%	5.74%
Teekay LNG | Norwegian Kroner Denominated Bonds Due Through October Two Thousand Twenty One [Member] [Member] | Nibor Loan [Member] | Maximum
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate				6.00%		6.00%
Derivative, Fixed Interest Rate			7.89%			7.89%		7.89%	7.89%		7.89%	7.89%	7.89%
Teekay LNG | Euro Denominated Term Loans Due Through Two Thousand Twenty Three [Member]
Debt Instrument [Line Items]
Debt Instrument, Collateral, Number of Vessels | vessel			2			2		2	2
Number Of Debt Instruments | term_loan						2
Long-term Debt			$ 128,400,000			$ 128,400,000			€ 110.9		$ 152,700,000		€ 125.0
Number of Subsidiaries | subsidiary			1			1		1	1
Teekay LNG | Euro Denominated Term Loans Due Through Two Thousand Twenty Three [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate						0.60%
Teekay LNG | Euro Denominated Term Loans Due Through Two Thousand Twenty Three [Member] | Maximum
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate						1.95%
Teekay LNG | Revolving Credit Facilities due through 2024 | Common Class A [Member]
Debt Instrument [Line Items]
Debt Collateral, Equity Interest in Subsidiaries, Number of Common Shares/Units | shares			36.0			36.0		36.0	36.0
Teekay Tankers
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity			$ 34,300,000			$ 34,300,000					32,000,000
Minimum Level Of Free Cash Maintained Per Loan Agreements			35,000,000			35,000,000
Parent Company [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount															$ 125,000,000
Debt Instrument, Interest Rate, Stated Percentage															5.00%
Debt Instrument, Convertible, Conversion Ratio		85.4701
Debt Instrument, Convertible, If-converted Value in Excess of Principal		$ 1,000
Debt Instrument, Convertible, Conversion Price | $ / shares															$ 11.70
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger		20.00%
Sale of Stock, Price Per Share | $ / shares															$ 9.75
Proceeds from Convertible Debt		$ 104,600,000
Debt Instrument, Convertible, Carrying Amount of Equity Component															$ 16,100,000
Long-term debt, gross			112,200,000			112,200,000				$ 112,200,000
Debt Instrument, Repurchased Face Amount											12,800,000
Debt Instrument, Repurchase Amount											$ 10,500,000
Unamortized Debt Issuance Expense			1,000,000			1,000,000				1,600,000
Interest Expense			1,600,000			4,800,000
Interest Expense, Debt			1,400,000			4,200,000
Amortization of Debt Issuance Costs			200,000			600,000
Convertible Debt			111,200,000			111,200,000				110,600,000
Parent Company [Member] | Convertible Debt [Member] | Level 2 | Fair Value Asset (Liability)
Debt Instrument [Line Items]
Long-term Debt			$ 112,200,000			$ 112,200,000				$ 101,600,000
Teekay Parent | Convertible Debt [Member] | Convertible Senior Notes due 2023 [Member]
Debt Instrument [Line Items]
Debt Instrument, Term		5 years
Common Class A [Member] | Teekay Tankers | Revolving Credit Facilities due through 2024
Debt Instrument [Line Items]
Debt Collateral, Equity Interest in Subsidiaries, Number of Common Shares/Units | shares			5.0			5.0		5.0	5.0
FPSO | Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Collateral, Number of Vessels | vessel			1			1		1	1
Transportation Equipment [Member] | Long Term Debt1 [Member]
Debt Instrument [Line Items]
Vessel Market Value To Loan Ratio			227.00%			227.00%		227.00%	227.00%
Vessel Market Value to Loan Required Ratio			135.00%			135.00%		135.00%	135.00%
Transportation Equipment [Member] | Long Term Debt2 [Member]
Debt Instrument [Line Items]
Vessel Market Value To Loan Ratio			212.00%			212.00%		212.00%	212.00%
Vessel Market Value to Loan Required Ratio			125.00%			125.00%		125.00%	125.00%
Transportation Equipment [Member] | Long Term Debt3 [Member]
Debt Instrument [Line Items]
Vessel Market Value To Loan Ratio			177.00%			177.00%		177.00%	177.00%
Vessel Market Value to Loan Required Ratio			125.00%			125.00%		125.00%	125.00%
Transportation Equipment [Member] | Long Term Debt4 [Member]
Debt Instrument [Line Items]
Vessel Market Value To Loan Ratio			149.00%			149.00%		149.00%	149.00%
Vessel Market Value to Loan Required Ratio			120.00%			120.00%		120.00%	120.00%
Transportation Equipment [Member] | Long Term Debt5 [Member]
Debt Instrument [Line Items]
Vessel Market Value To Loan Ratio			163.00%			163.00%		163.00%	163.00%
Vessel Market Value to Loan Required Ratio			120.00%			120.00%		120.00%	120.00%
Transportation Equipment [Member] | Long Term Debt6
Debt Instrument [Line Items]
Vessel Market Value To Loan Ratio			686.00%			686.00%		686.00%	686.00%
Vessel Market Value to Loan Required Ratio			115.00%			115.00%		115.00%	115.00%
Transportation Equipment [Member] | Long Term Debt7
Debt Instrument [Line Items]
Vessel Market Value To Loan Ratio			142.00%			142.00%		142.00%	142.00%
Vessel Market Value to Loan Required Ratio			110.00%			110.00%		110.00%	110.00%